Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 3,861	kr 4,272	kr 4,114
Impairment losses	282	662	274
Adjustments to reconcile net income to cash	30,617	51,710	17,638
Depreciations	2,179	2,427	2,451
Impairment losses	99	154	66
Amortizations	3,980	4,458	3,577
Goodwill	1,260	31,897	0
Total impairments	15,333	31,916	61
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	25,734	43,889	10,543
Taxes	2,540	3,189	5,383
Dividends from associates	111	46	58
Undistributed earnings in associates	348	(104)	(3)
Gains/losses on investments and sale of operations, intangible assets and PP&E, net	153	268	(287)
Other non-cash items	1,731	4,422	1,944
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,278	2,581	2,517
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	19,313	36,374	3,638
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	4,143	4,934	4,388
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,480	1,137	1,586
Customer relationships, IPRs and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	2,500	3,321	1,991
Impairments	kr 14,073	kr 19	kr 61